Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000190318 [Member] | Delaware Ivy International Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.61%
C000190318 [Member] | Delaware Ivy Global Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.44%
C000190318 [Member] | Delaware Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.06%
C000190318 [Member] | Delaware Ivy Large Cap Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%
C000190318 [Member] | Delaware Ivy Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.24%
C000190318 [Member] | Delaware Value Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000190318 [Member] | Delaware Small Cap Core Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000190318 [Member] | Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000190318 [Member] | Delaware Emerging Markets Debt Corporate Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190318 [Member] | Delaware Limited Term Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190318 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000190318 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000190318 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000190318 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.58%
C000190318 [Member] | Global International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
C000190318 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.43%
C000190312 [Member] | Delaware Ivy International Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.61%
C000190312 [Member] | Delaware Ivy Global Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.44%
C000190312 [Member] | Delaware Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.06%
C000190312 [Member] | Delaware Ivy Large Cap Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%
C000190312 [Member] | Delaware Ivy Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.24%
C000190312 [Member] | Delaware Value Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000190312 [Member] | Delaware Small Cap Core Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000190312 [Member] | Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000190312 [Member] | Delaware Emerging Markets Debt Corporate Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190312 [Member] | Delaware Limited Term Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190312 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000190312 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000190312 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000190312 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.58%
C000190312 [Member] | Global International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
C000190312 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.43%
C000190314 [Member] | Delaware Ivy International Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.61%
C000190314 [Member] | Delaware Ivy Global Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.44%
C000190314 [Member] | Delaware Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.06%
C000190314 [Member] | Delaware Ivy Large Cap Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%
C000190314 [Member] | Delaware Ivy Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.24%
C000190314 [Member] | Delaware Value Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000190314 [Member] | Delaware Small Cap Core Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000190314 [Member] | Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000190314 [Member] | Delaware Emerging Markets Debt Corporate Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190314 [Member] | Delaware Limited Term Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190314 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000190314 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000190314 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000190314 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.58%
C000190314 [Member] | Global International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
C000190314 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.43%
C000190315 [Member] | Delaware Ivy International Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.61%
C000190315 [Member] | Delaware Ivy Global Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.44%
C000190315 [Member] | Delaware Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.06%
C000190315 [Member] | Delaware Ivy Large Cap Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%
C000190315 [Member] | Delaware Ivy Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.24%
C000190315 [Member] | Delaware Value Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000190315 [Member] | Delaware Small Cap Core Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000190315 [Member] | Delaware Ivy Systematic Emerging Markets Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000190315 [Member] | Delaware Emerging Markets Debt Corporate Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190315 [Member] | Delaware Limited Term Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190315 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000190315 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000190315 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000190315 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.58%
C000190315 [Member] | Global International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.65%
C000190315 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.43%